Consolidated Statements of Operations and Comprehensive Income (USD $)	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2011
Sales	$ 9,085,495	$ 7,212,304	$ 11,754,984	$ 17,729,962
Cost of sales	4,262,948	3,705,649	6,311,729	10,623,201
Gross profit	4,822,546	3,506,655	5,443,255	7,106,761
Operating expenses:
Selling, general and administrative expenses	420,817	170,214	402,529	859,678
Total operating expenses	420,817	170,214	402,529	859,678
Income from operations	4,401,730	3,336,441	5,040,726	6,247,083
Other income (expenses):
Interest income (expenses)	(7,228)	(2,224)	(2,043)	(14,053)
Non-operating income (expenses)	144,938	(9,653)	(11,882)	143,486
Change in fair value of warrants liability	15,437	0	0	15,437
Total other income (expense)	153,147	(11,877)	(13,925)	144,870
Income before provision for income tax	4,554,877	3,324,564	5,026,801	6,391,953
Provision for income tax	1,142,435	852,588	1,281,897	1,600,671
Net income	3,412,442	2,471,976	3,744,904	4,791,282
Other comprehensive income:
Foreign currency translation adjustment	133,194	80,033	90,088	272,877
Comprehensive Income	$ 3,545,636	$ 2,552,009	$ 3,834,992	$ 5,064,159
Earnings Per Share
Basic	$ 0.08	$ 0.07	$ 0.1	$ 0.13
Diluted	$ 0.08	$ 0.07	$ 0.1	$ 0.13
Weighted average number of common shares outstanding
Basic	41,934,787	36,351,500	36,351,500	38,239,965
Diluted	41,934,787	36,351,500	36,351,500	38,239,965